Note 15 - Income taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	As of	As of
	December 31,	December 31,
	2024	2023

Deferred tax assets
Net operating loss carry forwards	$653,290	$247,451
Bad debt allowance	135,590	113,139
Inventory provision	49,002	30,109
Unpaid accrued bonus	15,487	30,628
Lease liabilities	216,315	81,436
Total deferred tax assets	1,069,684	502,763
Less: Valuation allowance	(767,542)	(392,393)
Net deferred tax assets	302,142	110,370

	As of	As of
	December 31,	December 31,
	2024	2023

Deferred tax liabilities
Property and equipment	(19,134)	(25,621)
Right-of-use assets	(283,008)	(84,749)
Total deferred tax liabilities	(302,142)	(110,370)
Total deferred tax assets, net	-	-

The roll-forward of valuation allowance of deferred tax assets were as follows:

	For the Years Ended December 31,
	2024	2023

Balance at beginning of the year	$392,393	$317,954
Additions	410,306	168,581
Utilization	(18,884)	-
Reversal	-	(86,177)
Exchange rate effect	(16,273)	(7,965)
Balance at end of the year	$767,542	$392,393